Derivative Liabilities (Narrative) (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Derivative liabilities	$ 109,821	$ 314,833
Warrants Denominated in Foreign Currency [Member]
Statement [Line Items]
Derivative liabilities	$ 54	$ 181,671	$ 411,418